Parent Company Statements (Condensed Balance Sheets) (Detail) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash and cash equivalents	$ 29,179,000	$ 45,973,000	$ 40,960,000	$ 13,284,000	$ 9,882,000	$ 8,623,000
Investment in subsidiaries		321,000		365,000
Other assets	3,408,000	3,215,000		3,116,000
Total Assets	1,111,876,000	1,032,599,000		931,638,000
Subordinated debt	7,419,000	7,414,000		7,414,000
Other liabilities	5,630,000	5,249,000		4,822,000
Shareholders' equity	75,636,000	70,467,000	$ 74,474,000	70,068,000	59,130,000	52,916,000
Total Liabilities and Shareholders' Equity	$ 1,111,876,000	1,032,599,000		931,638,000
Parent Company [Member]
Cash and cash equivalents		780,000		564,000	$ 554,000	$ 437,000
Equity investments		545,000		626,000
Investment in subsidiaries		77,029,000		76,334,000
Other assets		40,000		14,000
Total Assets		78,394,000		77,538,000
Subordinated debt		7,414,000		7,414,000
Other liabilities		513,000		56,000
Shareholders' equity		70,467,000		70,068,000
Total Liabilities and Shareholders' Equity		$ 78,394,000		$ 77,538,000